PROPERTY, EQUIPMENT AND SOFTWARE (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, equipment and software
Total	$ 31,880,000		$ 17,320,000	$ 8,078,000
Accumulated depreciation and amortization	(10,939,000)		(6,381,000)	(3,137,000)
Net property, equipment and software	20,941,000		10,939,000	4,941,000
Depreciation and amortization expense, excluding amortization of internal use software costs	2,100,000	900,000	1,300,000	500,000
Amortization expense	2,500,000	1,600,000	2,300,000	1,500,000
Capital leases	0		0	0
Capitalized internal use software costs
Property, equipment and software
Total	15,364,000		10,441,000	5,766,000
Amortization expense	2,500,000	1,600,000	2,300,000	1,500,000
Computer hardware and software
Property, equipment and software
Total	12,970,000		4,281,000	1,960,000
Furniture and fixtures
Property, equipment and software
Total	1,624,000		816,000	219,000
Leasehold improvements
Property, equipment and software
Total	807,000		656,000	62,000
Construction in progress
Property, equipment and software
Total	$ 1,115,000		$ 1,126,000	$ 71,000